Summary of significant accounting policies- Long-lived assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Summary of significant accounting policies
Amortization expenses	¥ 21,520	$ 3,284	¥ 21,904	¥ 22,118
ASU 2019-02
Summary of significant accounting policies
Cash outflows for the acquisition of licensed copyrights	¥ 11,811
User base and customer relationships | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	3 years	3 years
User base and customer relationships | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	16 years	16 years
Trade names, trademarks and domain names | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	5 years	5 years
Trade names, trademarks and domain names | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	20 years	20 years
Developed technology and patents | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	2 years	2 years
Developed technology and patents | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	7 years	7 years
Non-compete agreements | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	10 years	10 years
Licensed copyrights | Cost of revenue | Digital media and entertainment
Summary of significant accounting policies
Amortization expenses	¥ 9,093		9,390	11,391
Impairment charges	¥ 1,688		¥ 2,654	¥ 2,843
Licensed copyrights | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	6 months	6 months
Licensed copyrights | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets (in months/years)	10 years	10 years
Computer equipment and software | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	3 years	3 years
Computer equipment and software | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	5 years	5 years
Furniture, office and transportation equipment | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	3 years	3 years
Furniture, office and transportation equipment | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	10 years	10 years
Buildings | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	10 years	10 years
Buildings | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment (in years)	50 years	50 years